Equity (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Stock-based compensation			$ 613,333	$ 350,100	$ 383,966	$ 742,821
General and administrative expenses	$ 1,514,123	$ 916,268	3,584,698	3,713,743	4,358,131	7,983,673
Restricted Common Stock [Member]
Unamortized value			$ 101,265		$ 271,795
Unamortized value weighted average period			1 year 3 months 4 days		2 years 4 days
Employees Directors and Consultants [Member] | Restricted Common Stock [Member]
Stock-based compensation	431,631	33,876	$ 613,333	350,100	$ 383,965	912,821
General and administrative expenses	429,315	33,102	611,191	347,779	380,871	729,073
Labor expense	$ 2,316	$ 774	$ 2,142	$ 2,321	$ 3,094	$ 13,748